PROPERTY, PLANT AND EQUIPMENT - Depreciation (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
PROPERTY, PLANT AND EQUIPMENT
Depreciation	$ 438,467	$ 375,286	$ 395,604